Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accrued Expenses [Abstract]
Accrued Expenses
Note 7 - Accrued Expenses

Accrued expenses consisted of the following:

	March 31, 2014	December 31, 2013
	(unaudited)
Accrued professional fees	$72,000	$81,000
Accrued payroll	26,000	26,000
Accrued vacation	88,000	76,000
Accrued expense reports	21,000	29,000
Accrued board of directors fees	13,000	-
Accrued taxes	-	7,000
Accrued other	12,000	12,000
Accrued liabilities owed by Parent - reimbursable under Contribution Agreement	35,000	35,000
Total accrued expenses	$267,000	$266,000

Note 7 -  Accrued Expenses

Accrued expenses consisted of the following:

	December 31,
	2013	2012
Accrued professional fees	$81,000	$25,000
Accrued payroll	26,000	64,000
Accrued vacation	76,000	—
Accrued severance	—	42,000
Accrued expense reports	29,000	—
Accrued consulting	—	50,000
Accrued taxes	7,000	—
Accrued other	12,000	1,000
Accrued liabilities owed by Parent - reimbursable under Contribution Agreement	35,000	204,000
Total accrued expenses	$266,000	$386,000